Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 149,910
2022	137,399
2023	148,111
2024	152,422
2025	306,273
2026 and thereafter	571,504
Total	$ 1,465,619